Related Parties and Others	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Related Parties and Others
29.
Related Parties and Others

(a)
Related parties

Related parties as of December 31, 2022 are as follows:

Classification	Description
Associates(*)	Paju Electric Glass Co., Ltd. and others
Entity that has significant influence over the Controlling Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Controlling Company	Subsidiaries of LG Electronics Inc.

(*) Details of associates are described in Note 8.

(b)
Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2020, 2021 and 2022 are as follows:
29.
Related Parties and Others. Continued

(In millions of won)	2020
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
AVATEC Co., Ltd.	₩	22	200	80	—	74,070	1,112
Paju Electric Glass Co., Ltd.		—	7,739	299,737	—	—	2,862
WooRee E&L Co., Ltd.		—	—	13,857	—	—	35
YAS Co., Ltd.		—	300	6,648	22,603	—	3,790
Material Science Co., Ltd.		—	—	93	—	—	—
	₩	22	8,239	320,415	22,603	74,070	7,799

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	647,329	—	19,810	233,504	—	141,191

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	53,441	—	—	—	—	173
LG Electronics Vietnam Haiphong Co., Ltd.		332,977	—	—	—	—	1,138
LG Electronics Nanjing New Technology Co., Ltd.		439,674	—	—	—	—	1,333
LG Electronics RUS, LLC		95,465	—	—	—	—	303

(In millions of won)	2020
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	₩	111,710	—	—	—	—	230
LG Innotek Co., Ltd.		5,321	—	25,012	—	—	76,530
Qingdao LG Inspur Digital Communication Co., Ltd.		7,298	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		145,032	—	—	—	—	52
LG Electronics Mlawa Sp. z o.o.		729,135	—	—	—	—	1,188
LG Electronics Reynosa, S.A. DE C.V.		780,710	—	—	—	—	1,044
LG Electronics Egypt S.A.E.		69,853	—	—	—	—	375
LG Electronics Japan, Inc.		—	—	—	33	—	5,635
P.T. LG Electronics Indonesia		157,820	—	—	—	—	164
Others		5,030	—	229	—	—	7,632
	₩	2,933,466	—	25,241	33	—	95,797
	₩	3,580,817	8,239	365,466	256,140	74,070	244,787

29.
Related Parties and Others. Continued

(In millions of won)	2021
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
AVATEC Co., Ltd.	₩	—	200	713	—	72,156	1,485
Paju Electric Glass Co., Ltd.		—	3,668	365,400	—	—	2,734
WooRee E&L Co., Ltd.		—	—	13,541	—	—	79
YAS Co., Ltd.		—	200	10,337	54,071	—	9,824
Cynora GmbH		—	—	10	—	—	—
Material Science Co., Ltd.		—	—	187	—	—	—
	₩	—	4,068	390,188	54,071	72,156	14,122

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	270,396	—	19,805	395,654	—	130,924

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	97,475	—	—	—	—	418
LG Electronics Vietnam Haiphong Co., Ltd.		414,806	—	—	607	—	1,445
LG Electronics Nanjing New Technology Co., Ltd.		449,390	—	—	—	—	1,263
LG Electronics RUS, LLC		98,812	—	—	—	—	1,141

(In millions of won)	2021
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	₩	154,565	—	—	—	—	543
LG Innotek Co., Ltd.		3,753	—	26,874	451	—	85,471
HI-M Solutek Co., Ltd		—	—	44	—	—	5,662
LG Electronics Mexicalli, S.A. DE C.V.		269,305	—	—	—	—	89
LG Electronics Mlawa Sp. z o.o.		1,254,164	—	—	—	—	577
LG Electronics Reynosa, S.A. DE C.V.		1,256,107	—	—	—	—	1,011
LG Electronics Egypt S.A.E.		106,469	—	—	—	—	159
LG Electronics Japan, Inc.		—	—	—	10	—	5,334
P.T. LG Electronics Indonesia		537,944	—	—	—	—	574
LG Electronics Taiwan Taipei Co., Ltd.		5,046	—	—	—	—	659
LG Electronics Nanjing Vehicle Components Co.,Ltd.		2,009	—	—	—	—	—
LG Technology Ventures LLC		—	—	—	—	—	4,411
Others		5	—	739	602	—	968
	₩	4,649,850	—	27,657	1,670	—	109,725
	₩	4,920,246	4,068	437,650	451,395	72,156	254,771

29.
Related Parties and Others. Continued

(In millions of won)	2022
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
AVATEC Co., Ltd.	₩	—	—	58	—	64,492	3,617
Paju Electric Glass Co., Ltd.		—	4,361	245,962	—	—	2,942
WooRee E&L Co., Ltd.		—	—	12,321	—	—	2
YAS Co., Ltd.		—	100	14,291	29,951	—	8,038
Material Science Co., Ltd.		—	—	17	—	—	—
	₩	—	4,461	272,649	29,951	64,492	14,599

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	238,358	—	19,808	517,476	—	137,703

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	70,514	—	—	—	—	519
LG Electronics Vietnam Haiphong Co., Ltd.		468,380	—	—	—	—	882
LG Electronics Nanjing New Technology Co., Ltd.		334,099	—	—	—	—	1,178
LG Electronics RUS, LLC		23,458	—	—	—	—	414

(In millions of won)	2022
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	₩	88,835	—	—	—	—	200
LG Innotek Co., Ltd.		27,698	—	10,122	—	—	79,515
LG Electronics Mlawa Sp. z o.o.		1,178,140	—	—	—	—	1,089
LG Electronics Reynosa, S.A. DE C.V.		1,195,146	—	—	—	—	958
LG Electronics Egypt S.A.E.		72,055	—	—	—	—	372
LG Electronics Japan, Inc.		—	—	—	16	—	7,307
P.T. LG Electronics Indonesia		531,543	—	—	—	—	1,415
LG Electronics Taiwan Taipei Co., Ltd.		3,433	—	—	—	—	615
LG Technology Ventures LLC		—	—	—	—	—	4,922
HI-M Solutek Co., Ltd		—	—	58	—		9,258
LG Electronics U.S.A. Inc.		—	—	—	—		2,315
Others		572	—	592	608	—	913
	₩	3,993,873	—	10,772	624	—	111,872
	₩	4,232,231	4,461	303,229	548,051	64,492	264,174

(c)
Trade accounts and notes receivable and payable as of December 31, 2021 and 2022 are as follows:
29.
Related Parties and Others. Continued

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2021		December 31, 2022	December 31, 2021	December 31, 2022
Associates
AVATEC Co., Ltd.		3	—	2,748	3,756
Paju Electric Glass Co., Ltd.		—	—	79,302	30,431
WooRee E&L Co., Ltd.		878	878	2,915	1,502
YAS Co., Ltd.		—	—	20,116	7,680
Material Science Co., Ltd.		—	—	99	—
	₩	881	878	105,180	43,369

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	67,629	69,447	105,918	99,934

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.		7,319	5,669	111	15
LG Electronics Vietnam Haiphong Co., Ltd.		52,327	50,173	252	53
LG Electronics Nanjing New Technology Co., Ltd.		102,691	30,018	155	—
LG Electronics do Brasil Ltda.		5,910	10,997	—	—
LG Innotek Co., Ltd.(*)		767	3,838	40,135	209,032

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2021		December 31, 2022	December 31, 2021	December 31, 2022
LG Electronics Mlawa Sp. z o.o.	₩	218,206	94,346	22	155
LG Electronics Reynosa, S.A. DE C.V.		195,093	16,760	10	167
LG Electronics Japan, Inc.		—	—	471	566
P.T. LG Electronics Indonesia		73,732	45,617	32	195
LG Electronics Taiwan Taipei Co., Ltd.		2,046	—	53	77
Others		32,932	2,260	3,921	4,574
	₩	691,023	259,678	45,162	214,834
	₩	759,533	330,003	256,260	358,137

(*) Including deposits received amount W180,000 million from lease agreement.

29.
Related Parties and Others. Continued
(d)
Details of significant financing transactions such as granting and collecting loans, which occurred in the normal course of business with related parties for the year ended December 31, 2021 are as follows.

(In millions of won)
	2021
Associates	Loans		Collection of loans
WooRee E&L Co., Ltd.	₩	878	—

There were no significant financing transactions with related parties for the years ended December 31, 2020 and 2022.

(e)
Key management personnel compensation

Compensation costs of key management for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Short-term benefits	₩	2,233	3,747	2,305
Expenses related to the defined benefit plan		346	366	417
	₩	2,579	4,113	2,722

Key management refers to the registered directors who have significant control and responsibilities over the Controlling Company’s operations and business.